N-2	6 Months Ended
Jun. 30, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002002660
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Pershing Square USA, Ltd.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Company’s investment objective is to preserve capital and seek maximum, long-term capital appreciation and growth in intrinsic value per share commensurate with reasonable risk, where risk is defined as the probability of permanent loss of capital, rather than price volatility. There can be no assurance that the Company’s investment objective will be achieved.
Risk Factors [Table Text Block]
4. Risk Considerations
The following is not intended to be a comprehensive list of all of the potential risks associated with the Company. The Company’s prospectus declared effective on April 28, 2026 (the “Prospectus”), provides a more detailed discussion of the Company’s risks. Additional risks and uncertainties not currently known to the Company, or that are currently deemed to be immaterial, also may materially and adversely affect the Company’s business, financial condition and/or operating results.
New Company Risk
The Company is a closed-end investment company with limited investing history. The Company does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance.
Non-Diversified Status Risk
The Company is a non-diversified company. As defined in the 1940 Act, a non-diversified company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.
Market and Investment Risk
An investment in the Common Shares represents an indirect investment in the securities owned by the Company. The value of, or income generated by, the investments held by the Company are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, economic, political, social and financial market conditions including the level of confidence in financial institutions and the financial system generally, natural/environmental disasters, cyberattacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods.
Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Company’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Company to greater market risk than normal, possibly resulting in greatly reduced liquidity. The Investment Manager potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity which could also result in impediments to the normal functioning of workforces, including personnel and systems of the Company’s service providers and market intermediaries. Furthermore, during periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be magnified.
An investment in the Common Shares is subject to risk of the possible loss of the entire amount invested.
Risks Related to Restrictions on Position Size
The Company’s portfolio positions may be limited by the concentration and diversification limitations and requirements applicable to registered investment companies under the 1940 Act and to RICs under the Code. These concentration and diversification limitations and requirements could limit the ability of the Investment Manager to utilize the Company’s capital to accumulate positions of scale sufficient to successfully employ its investment techniques. In addition, if the concentration of the Company’s investments caused it to violate the asset diversification requirements applicable to RICs, the Company could lose its RIC status and thereby become subject to corporate-level taxes.
Closed-End Investment Company; Liquidity Risk
The Company is a non-diversified closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the Company’s NAV.
Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end investment company. The foregoing factors may result in the market price of the Common Shares being less than NAV.
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services.
Not a Complete Investment Program
An investment in the Company’s Common Shares should not be considered a complete investment program. The Company is intended for long-term investors seeking capital appreciation. An investment in the Company is not meant to provide a vehicle for those who wish to play short-term swings in the market. Common shareholders should take into account the Company’s investment objective as well as the common shareholder’s other investments when considering an investment in the Company. Before making an investment decision, a prospective investor should consider (i) the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.
Leverage Risk
Concurrently with the closing of the combined transaction, the Company issued $50 million aggregate liquidation preference of its Series A Preferred Shares. Subject to market conditions, the Company intends, as part of its leveraging strategy, to issue unsecured, fixed-rate bonds, and anticipates that over time it will maintain a ratio of approximately 15% to low 20s% debt to total assets in order to enhance its long-term returns. The Company operates and intends to continue to operate with a capital structure that allows it to be an investment grade bond issuer. The Investment Manager’s use of leverage has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade bonds. Historically, the Investment Manager has only agreed to debt incurrence covenants for its affiliated funds at thresholds well above the amount of leverage it intends to use in its core investment strategy and has generally not used any margin borrowings for the affiliated funds. There can be no assurance that the Company will be able to utilize leverage on terms that the Investment Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for investors, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage. The use of leverage is also accompanied by interest expense and other costs of borrowing. If the benefits to NAV of the use of leverage do not exceed such expenses or costs, it will have a negative effect on total return. The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The Company cannot guarantee that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.
Counterparty Risk
The Company and the Investment Manager depend on the services of custodians, counterparties, administrators and other agents, including to carry out certain securities and derivatives transactions and other administrative services. The Company and the Investment Manager are subject to risks of errors and mistakes made by these third parties, which may be attributed to the Company or the Investment Manager and subject the Company and the Investment Manager to reputational damage, penalties or losses. The Company may be unsuccessful in seeking reimbursement or indemnification from these third-party service providers.
The Company is subject to the risk that the counterparty to one or more of these contracts defaults, either voluntarily or involuntarily, on its performance under the contract. In the event of the insolvency of a counterparty or any other party that is holding assets of the Company as collateral, the Company might not be able to recover equivalent assets in full as it will rank among the counterparty’s unsecured creditors in relation to the assets held as collateral. In addition, the Company’s cash held with a custodian or counterparty generally will not be segregated from the custodian’s or counterparty’s own cash, and the Company may therefore rank as an unsecured creditor in relation thereto.
Derivatives Risk
The Company may engage in transactions involving derivative instruments. Derivatives may subject the Company to a number of risks, including:
•
Counterparty risk
–
the risk that a counterparty will be unable to honor its obligations
•
Leverage risk
–
relatively small market movements may result in disproportionately large changes in value
•
Liquidity risk
–
the risk that certain derivative positions may be difficult to close out at a favorable time or price and risk that the Company will be required to make settlement or margin payment obligations
•
Hedging risk
–
the risk that a hedging transaction does not effectively reduce or eliminate the risk it is intended to address, and may limit the opportunity for gain if the value of the hedged position increases
The Company must comply with Rule 18f-4 under the 1940 Act with respect to its use of derivatives, which requires the Company to adopt and implement a comprehensive written derivatives risk management program and to comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). Under Rule 18f-4, VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. For example, the regulatory and tax environment for derivative instruments in which the Company may participate is evolving, and such changes in the regulation or taxation of derivative instruments may have material adverse effects on the value of derivative instruments held by the Company and the ability of the Company to pursue its investment strategies.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, satisfy certain quarterly asset diversification tests and derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If, for any taxable year, the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of an investor’s investment.
Information Security Risk
As in other parts of the economy, the Company and its service providers, as well as exchanges and market participants through or with which the Company trades, and other infrastructures and services on which the Company or its service providers rely, are susceptible to ongoing risks related to cyber incidents and the risks associated with financial, economic, public health, labor and other global market developments and disruptions.
Management and Operational Risk
The Company is subject to management risk because it is an actively managed investment portfolio. The Investment Manager applies investment techniques and risk analyses in making investment decisions for the Company, but there can be no guarantee that these will produce the desired results. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Corporate Engagement Risk
The Investment Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Investment Manager’s control, and may be significant. Such a strategy requires the accumulation of large positions, which are less liquid than smaller positions and therefore the price at which such positions may be sold when seeking to exit an investment could be adversely affected. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members
, executives and other individuals providing business assistance to the Investment Manager in connection with such an investment strategy (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.
Key Personnel Risk
The Investment Manager is dependent on the services of William A. Ackman and Ryan Israel, PSCM’s Chief Executive Officer and Chief Investment Officer, respectively. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s
Common
Shares. All of the investment decisions of the Company are made by the PSCM investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Investment Manager as well as external advisers and professionals. The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel, along with the Investment Manager’s ability to retain and motivate its other active key personnel and to strategically recruit, retain and motivate new talent. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective. In addition, the Investment Manager may not be successful in its efforts to recruit, retain and motivate the required personnel as the global market for qualified investment professionals is extremely competitive.
Conflicts of Interest Risk
The Investment Manager and its affiliates engage in competing activities and act in multiple capacities, advising the Company, the affiliated funds and its other clients, which creates potential conflicts of interest. When allocating investment opportunities, conflicts of interest could arise from the fact that performance allocations or performance fees might be earned by the Investment Manager by allocating such opportunities to its other affiliated funds that charge a performance allocation or other form of performance fee, and not to the Company, which is not subject to a performance allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Investment Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company.
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares. The purchase of Common Shares by one or more institutional investors or by the Investment Manager and its affiliates could, depending on the size of such ownership, result in such investors being in a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade.

NAV Per Share | $ / shares	$ 45.93
Latest Premium (Discount) to NAV [Percent]	(18.62%)
New Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Company Risk
The Company is a closed-end investment company with limited investing history. The Company does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status Risk
The Company is a non-diversified company. As defined in the 1940 Act, a non-diversified company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.

Market and Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Investment Risk
An investment in the Common Shares represents an indirect investment in the securities owned by the Company. The value of, or income generated by, the investments held by the Company are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, economic, political, social and financial market conditions including the level of confidence in financial institutions and the financial system generally, natural/environmental disasters, cyberattacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods.
Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Company’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Company to greater market risk than normal, possibly resulting in greatly reduced liquidity. The Investment Manager potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity which could also result in impediments to the normal functioning of workforces, including personnel and systems of the Company’s service providers and market intermediaries. Furthermore, during periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be magnified.
An investment in the Common Shares is subject to risk of the possible loss of the entire amount invested.

Risks Related to Restrictions on Position Size [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Restrictions on Position Size
The Company’s portfolio positions may be limited by the concentration and diversification limitations and requirements applicable to registered investment companies under the 1940 Act and to RICs under the Code. These concentration and diversification limitations and requirements could limit the ability of the Investment Manager to utilize the Company’s capital to accumulate positions of scale sufficient to successfully employ its investment techniques. In addition, if the concentration of the Company’s investments caused it to violate the asset diversification requirements applicable to RICs, the Company could lose its RIC status and thereby become subject to corporate-level taxes.

Closed-End Investment Company; Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Investment Company; Liquidity Risk
The Company is a non-diversified closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the Company’s NAV.
Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end investment company. The foregoing factors may result in the market price of the Common Shares being less than NAV.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services.

Not a Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Not a Complete Investment Program
An investment in the Company’s Common Shares should not be considered a complete investment program. The Company is intended for long-term investors seeking capital appreciation. An investment in the Company is not meant to provide a vehicle for those who wish to play short-term swings in the market. Common shareholders should take into account the Company’s investment objective as well as the common shareholder’s other investments when considering an investment in the Company. Before making an investment decision, a prospective investor should consider (i) the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
Concurrently with the closing of the combined transaction, the Company issued $50 million aggregate liquidation preference of its Series A Preferred Shares. Subject to market conditions, the Company intends, as part of its leveraging strategy, to issue unsecured, fixed-rate bonds, and anticipates that over time it will maintain a ratio of approximately 15% to low 20s% debt to total assets in order to enhance its long-term returns. The Company operates and intends to continue to operate with a capital structure that allows it to be an investment grade bond issuer. The Investment Manager’s use of leverage has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade bonds. Historically, the Investment Manager has only agreed to debt incurrence covenants for its affiliated funds at thresholds well above the amount of leverage it intends to use in its core investment strategy and has generally not used any margin borrowings for the affiliated funds. There can be no assurance that the Company will be able to utilize leverage on terms that the Investment Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for investors, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage. The use of leverage is also accompanied by interest expense and other costs of borrowing. If the benefits to NAV of the use of leverage do not exceed such expenses or costs, it will have a negative effect on total return. The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The Company cannot guarantee that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Company and the Investment Manager depend on the services of custodians, counterparties, administrators and other agents, including to carry out certain securities and derivatives transactions and other administrative services. The Company and the Investment Manager are subject to risks of errors and mistakes made by these third parties, which may be attributed to the Company or the Investment Manager and subject the Company and the Investment Manager to reputational damage, penalties or losses. The Company may be unsuccessful in seeking reimbursement or indemnification from these third-party service providers.
The Company is subject to the risk that the counterparty to one or more of these contracts defaults, either voluntarily or involuntarily, on its performance under the contract. In the event of the insolvency of a counterparty or any other party that is holding assets of the Company as collateral, the Company might not be able to recover equivalent assets in full as it will rank among the counterparty’s unsecured creditors in relation to the assets held as collateral. In addition, the Company’s cash held with a custodian or counterparty generally will not be segregated from the custodian’s or counterparty’s own cash, and the Company may therefore rank as an unsecured creditor in relation thereto.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Company may engage in transactions involving derivative instruments. Derivatives may subject the Company to a number of risks, including:
•
Counterparty risk
–
the risk that a counterparty will be unable to honor its obligations
•
Leverage risk
–
relatively small market movements may result in disproportionately large changes in value
•
Liquidity risk
–
the risk that certain derivative positions may be difficult to close out at a favorable time or price and risk that the Company will be required to make settlement or margin payment obligations
•
Hedging risk
–
the risk that a hedging transaction does not effectively reduce or eliminate the risk it is intended to address, and may limit the opportunity for gain if the value of the hedged position increases
The Company must comply with Rule 18f-4 under the 1940 Act with respect to its use of derivatives, which requires the Company to adopt and implement a comprehensive written derivatives risk management program and to comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). Under Rule 18f-4, VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. For example, the regulatory and tax environment for derivative instruments in which the Company may participate is evolving, and such changes in the regulation or taxation of derivative instruments may have material adverse effects on the value of derivative instruments held by the Company and the ability of the Company to pursue its investment strategies.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, satisfy certain quarterly asset diversification tests and derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If, for any taxable year, the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of an investor’s investment.

Information Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Security Risk
As in other parts of the economy, the Company and its service providers, as well as exchanges and market participants through or with which the Company trades, and other infrastructures and services on which the Company or its service providers rely, are susceptible to ongoing risks related to cyber incidents and the risks associated with financial, economic, public health, labor and other global market developments and disruptions.

Management and Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk
The Company is subject to management risk because it is an actively managed investment portfolio. The Investment Manager applies investment techniques and risk analyses in making investment decisions for the Company, but there can be no guarantee that these will produce the desired results. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Corporate Engagement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Engagement Risk
The Investment Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Investment Manager’s control, and may be significant. Such a strategy requires the accumulation of large positions, which are less liquid than smaller positions and therefore the price at which such positions may be sold when seeking to exit an investment could be adversely affected. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members
, executives and other individuals providing business assistance to the Investment Manager in connection with such an investment strategy (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk
The Investment Manager is dependent on the services of William A. Ackman and Ryan Israel, PSCM’s Chief Executive Officer and Chief Investment Officer, respectively. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s
Common
Shares. All of the investment decisions of the Company are made by the PSCM investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Investment Manager as well as external advisers and professionals. The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel, along with the Investment Manager’s ability to retain and motivate its other active key personnel and to strategically recruit, retain and motivate new talent. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective. In addition, the Investment Manager may not be successful in its efforts to recruit, retain and motivate the required personnel as the global market for qualified investment professionals is extremely competitive.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Investment Manager and its affiliates engage in competing activities and act in multiple capacities, advising the Company, the affiliated funds and its other clients, which creates potential conflicts of interest. When allocating investment opportunities, conflicts of interest could arise from the fact that performance allocations or performance fees might be earned by the Investment Manager by allocating such opportunities to its other affiliated funds that charge a performance allocation or other form of performance fee, and not to the Company, which is not subject to a performance allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Investment Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company.

Large Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares. The purchase of Common Shares by one or more institutional investors or by the Investment Manager and its affiliates could, depending on the size of such ownership, result in such investors being in a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade.

Series A Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Shares
Outstanding Security, Not Held [Shares]	1,000,000
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Not Held [Shares]	100,000,000